Foreclosed and Repossessed Assets	12 Months Ended
Dec. 31, 2018
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Real Estate Owned [Text Block]
Foreclosed and Repossessed Assets
The carrying amount of foreclosed properties held at December 31, 2018 and December 31, 2017 are listed below, as well as the recorded investment of loans secured by residential real estate properties for which formal foreclosure proceedings were in process at those dates.

(In thousands)	December 31, 2018	December 31, 2017
OREO:
Commercial real estate	$2,359	$7,888
Construction real estate	1,108	4,852
Residential real estate	836	1,450
Total OREO	$4,303	$14,190

Loans in process of foreclosure:
Residential real estate	$2,346	$2,948

In addition to real estate, Park may also repossess different types of collateral. As of December 31, 2018 and December 31, 2017, Park had $4.0 million and $5.5 million in other repossessed assets which are included in "Other assets" on the Consolidated Balance Sheets. As of December 31, 2018, this asset largely consisted of an aircraft acquired as part of a loan workout. As of December 31, 2017, this asset largely consisted of lease receivables acquired as part of a loan workout.